Investments in Investees (Details 16) - CTY [Member] - 2011 plan [Member] shares in Thousands	12 Months Ended
Dec. 31, 2017 € / shares shares
Disclosure of joint ventures [line items]
Average exercise price per share | € / shares	€ 2.47
Expiration date	2018
Number of exercisable | shares	12,475